Offerings - Offering: 1	Jul. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, nominal value EUR0.01
Amount Registered | shares	27,210,800
Proposed Maximum Offering Price per Unit	50.85
Maximum Aggregate Offering Price	$ 1,383,669,180.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 211,839.75
Offering Note	Represents Nebius Group N.V. (the "Registrant") class A ordinary shares that will be offered for resale by the selling holders pursuant to the prospectus supplement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional ordinary shares as may be issuable as a result of share splits, share dividends or similar transactions with respect to the shares being registered hereunder. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices of the Registrant's class A ordinary shares as reported on the Nasdaq Global Select Market on June 26, 2025. In accordance with Rules 456(b) and 457(r) under the Securities Act the registrant initially deferred payment of all of the Registration fees for the Registration Statement on Form F-3ASR (Registration No. 333- 286932), which was filed May 2, 2025.